Significant accounting policies and judgements	6 Months Ended
Jun. 30, 2025
Disclosure Of List Of Accounting Policies [Abstract]
Significant accounting policies and judgements
Note 2 - Significant accounting policies and judgements
Except for the incremental changes to policies described below, Polestar Group continues to apply the same accounting policies as described in Note 2 - Significant accounting policies and judgements of the 2024 Consolidated Financial Statements.
Revenue recognition
Sales of carbon credits
Various jurisdictions encourage manufacturers to produce and sell low-polluting and non-polluting vehicles by providing manufacturers with mechanisms to directly or indirectly monetize their production of low- and non-polluting vehicles ("emission programs"). Polestar does not manufacture or sell carbon emitting vehicles and therefore is able to benefit from these emission programs. The emission programs can take different forms which impacts the recognition of related revenue. The following describes Polestar's revenue recognition for the material emission programs in which Polestar participates:
•In certain jurisdictions there are agencies which award tradable carbon credits to qualifying companies. In these cases, Polestar recognizes revenue when the carbon credits awarded to it by the agencies are sold to third parties. Revenue is recognized at the point in time the customer obtains control of the carbon credits (i.e., Polestar satisfies its performance obligation). This is evidenced when the relevant agency confirms the credits have moved out of Polestar's account and into the counterparty's account i.e. when the counterparty has the ability to direct the use of, and obtain the benefits from, the carbon credits transferred.
•In the EU there are emissions targets for the fleets registered in eligible countries in the EU by each vehicle manufacturer in a calendar year. If a manufacturer's fleet exceeds the target, they are required to pay a penalty. A pooling agreement allows multiple companies to come together and form a single pool of their fleets for the purposes of the calculation of the fleet emissions. This allows manufacturers with high emission fleets to reduce their penalty by pooling with manufacturers with low emission fleets. For the calendar year 2025, Polestar entered into a pooling agreement with other vehicle manufacturers under which it is compensated by the high emission members of the pool for each of its vehicles sold and registered in the eligible countries. Under the pooling agreement, Polestar's performance obligation is to register its low emission vehicles as part of the pool which allows the high emissions manufacturers to benefit by paying a lower penalty than they would have paid in the absence of the pool. The performance obligation is satisfied over time as Polestar registers its vehicles with the pool over the contract period and, accordingly, Polestar recognizes revenue over time. Polestar uses the output method to estimate the revenue to be recognized in any period based on the vehicle registrations in that period.
Cost of sales - duty drawback
The creation of the United States' duty drawback program allows Polestar to recover duties paid on vehicles imported into the United States when such vehicles, or similar vehicles, are subsequently exported. Recoveries on import tariffs paid are accounted for as a reduction to cost of sales in the period of recovery, when the imported vehicle is no longer in inventories.
Inventories
Duty drawback
The creation of the United States' duty drawback program allows Polestar to recover duties paid on vehicles imported into the United States when such vehicles, or similar vehicles, are subsequently exported. Recoveries on import tariffs paid are accounted for as a reduction the cost of inventory when the imported vehicle has not yet been sold at the date of the recovery.
Provisions and contingent liabilities
Restructuring provisions
Restructuring provisions relate to planned reorganization or restructuring of parts of the business or certain business operations. Costs related to restructuring generally comprise employee severance packages, facility closure costs, and other costs related to business reorganization. In the six months ended June 30, 2025, Polestar recognized a provision for restructuring, primarily related to severance costs. Polestar had a detailed formal plan for those restructurings and they were initiated prior to June 30, 2025. Polestar's provision associated with its restructuring are presented within Current provisions on the Unaudited Condensed Consolidated Statement of Financial Position.
Adoption of new and amended standards
Effects of new and amended IFRS
In August 2023, the IASB issued the amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates ("IAS 21") titled Lack of Exchangeability, which outlines how to assess whether a currency is exchangeable and how to determine the exchange rate when it is not. This amendment is effective for annual periods beginning on or after January 1, 2025 and did not have a material impact on these Unaudited Condensed Consolidated Interim Financial Statements.
New and amended IFRS issued but not yet effective
Management has assessed the new and amended accounting standards issued during the six months ended June 30, 2025 but not yet effective and concluded that their adoption will not have a material impact on the Group when they are adopted.
Use of estimates and judgements
In preparing these Unaudited Condensed Consolidated Interim Financial Statements, management has made judgements and estimates about the future that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.
The significant judgements made by management in applying the Group's accounting policies and the key sources of estimation uncertainty were the same as those described in the 2024 Consolidated Financial Statements with the exception of the impairment of assets as follows.
Impairment of assets
As of June 30, 2025, management identified indicators of impairment for its Polestar 3 CGU, namely a reduction in forecast gross margin and in sales volumes in the short-term resulting in a decrease in the forecast lifecycle profitability of the vehicle.
The recoverable amount of the Polestar 3 CGU was based on its value in use and calculated based on estimations of future cash flows. Forecast cash flows were discounted using a WACC of 15.5% (15.5% as of December 31, 2024).
The assumptions used to estimate future cash flows reflect changes in financial conditions and/or expectations since the previous impairment test was performed (December 31, 2024), including increases in production costs resulting from the imposition of increased tariffs on imported automotive parts for cars assembled in the U.S., and pressures on pricing of electric vehicles, which significantly impacted profitability. As a consequence of less favorable macroeconomic and market conditions than originally anticipated, the recoverable amount of the Polestar 3 CGU was estimated to be $25,182, resulting in an impairment loss of $739,347 presented in Cost of sales. This impairment loss was allocated to assets as follows:

June 30, 2025
Intangible assets and goodwill	494,506
Property, plant and equipment	244,344
Vehicles under operating leases	497
Total impairment expense	739,347
The volumes, pricing, manufacturing costs and WACC inputs used in determining the value in use for each CGU are sensitive and require significant judgement.